RELATED PARTY TRANSACTIONS (Details) - CAD ($)			1 Months Ended			13 Months Ended
	Jul. 05, 2021	Apr. 09, 2021	Sep. 20, 2021	Apr. 28, 2021	Mar. 18, 2021	Dec. 31, 2021	Dec. 31, 2020
Key Management Compensation:
Short Term Employee Benefits						$ 1,429,187	$ 339,000
Share-based Payments	$ 483,893	$ 16,324	$ 388,428	$ 113,379	$ 42,405	983,943	319,479
Total Key Management Compensation						$ 2,413,130	$ 658,479